Note 21 - Assets Classified as Held for Sale (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 29, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 8,214	$ 0	$ 4,080
Goodwill at end of period		18,269	25,794	21,919	$ 22,387
Total intangible assets other than goodwill		21,812	21,655	7,930
Total property, plant and equipment		3,743	2,575	2,486
ISS Joint Venture [member]
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners			$ 0
Proportion of ownership interest in joint venture	50.00%
Percentage of voting equity interests acquired			50.00%
Kenshaw Electrical Pty Limited [Member]
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		8,214	$ 0	$ 0
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Goodwill at end of period		5,289	0
Total intangible assets other than goodwill		2,056	0
Total property, plant and equipment		629	0
Total trade and other receivables		239	$ 0
Disposal groups classified as held for sale [member] | Kenshaw Electrical Pty Limited [Member]
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		8,200
Goodwill at end of period		5,300
Total intangible assets other than goodwill		2,100
Total property, plant and equipment		600
Total trade and other receivables		$ 200